Revenue From Contracts With Customers - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) asset	Dec. 31, 2022 USD ($) asset	Dec. 31, 2021 asset
Revenue from Contract with Customer [Abstract]
Percentage of revenues excluded from ASC Topic 606	86.80%	84.10%	84.60%
Contract with customer, asset, after allowance for credit loss	$ 0	$ 0
Contract with customer, liability	$ 0	$ 0
Number of real estate assets sold during the period | asset	0	0	0